Other Liabilities	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Other Liabilities
23. OTHER LIABILITIES

	2024				2023				2022
	Non-current		Current		Non-current		Current		Non-current	Current
Liabilities for concessions and assignment agreements	-		94		8		67		18	7
Liabilities for contractual claims	74	(1)	47	(1)	104	(1)	49	(1)	1	1
Provision for operating optimizations (2)	-		266		-		-		-	-
Miscellaneous	-		3		-		6		-	4

	74		410		112		122		19	12

(1)	See Note 17.a.2).
(2)	See Note 11 “Mature Fields Project“ section.